Interim Condensed Consolidated Balance Sheets (Parenthetical) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Common stock, no par value	$ 0	[1]	$ 0	[2]	$ 0	[2]
Common stock, shares authorized	4,650,000,000	[1]	4,650,000,000	[2]	4,650,000,000	[2]
Common stock, shares issued	579,648,600	[1]	575,381,320	[2]	377,132,220	[2]
Common stock, shares outstanding	579,648,600	[1]	575,381,320	[2]	377,132,220	[2]
Employee and related expenses	$ 803		$ 656	[3]	$ 934	[3]
Accrued expenses	$ 493		337	[4]	1,536	[4]
Related Party [Member]
Employee and related expenses			458		531
Accrued expenses			$ 74		$ 75

[1]	1 American Depositary Share (ADS) represents 80 Ordinary Shares.
[2]	1 American Depositary Share (ADS) represents 80 Ordinary Shares.
[3]	Includes balances due to related parties of $458 thousand and $531 thousand as of December 31, 2025 and 2024, respectively. See Note 12.
[4]	Includes balances due to related parties of $74 thousand and $75 thousand as of December 31, 2025 and 2024, respectively. See Note 12.